GOLDMAN SACHS TRUST

Goldman Sachs Strategic Factor Funds

Institutional, Class P, and Class R6 Shares of the

Goldman Sachs Strategic Factor Allocation Fund

Institutional and Class P Shares of the

Goldman Sachs Strategic Volatility Premium Fund

(the “Funds”)

Supplement dated September 22, 2022 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”), each dated December 29, 2021, as supplemented to date

Effective immediately, James Park no longer serves as a portfolio manager for the Funds. Patrick Hartnett will continue to serve as a portfolio manager for the Funds.

Additionally, effective immediately, Oliver Bunn will begin serving as a portfolio manager for the Funds.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

All references to Mr. Park in his capacity as a portfolio manager to the Funds in the Prospectuses, Summary Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Alternative Funds—Goldman Sachs Strategic Factor Allocation Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Oliver Bunn, Vice President, has managed the Fund since 2022; and Patrick Hartnett, Vice President, has managed the Fund since 2021.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Alternative Funds—Goldman Sachs Strategic Volatility Premium Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Oliver Bunn, Vice President, has managed the Fund since 2022; and Patrick Hartnett, Vice President, has managed the Fund since 2021.

The following row is added to the table under the “Quantitative Investment Strategies Team” subsection of the “Service Providers—Portfolio Managers” section of the Prospectuses:

Name and Title	Portfolio Responsibility	Years Primarily Responsible	Five Year Employment History
Oliver Bunn Vice President	Portfolio Manager— Strategic Factor Allocation Fund Strategic Volatility Premium Fund	Since 2022 2022	Mr. Bunn is head of the Quantitative Investment Strategies (QIS) Alternatives team within GSAM. He joined Goldman Sachs in 2014.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

STRATOPSTK 09-22